Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and deposits in banks	$ 3,554,520	$ 2,065,441
Cash items in process of collection	355,062	353,757
Financial derivative contracts	8,148,608	3,100,635
Financial assets held for trading	270,204	77,041
Loans and account receivable at amortised cost	31,775,420	29,331,001
Loans and account receivable at fair value through other comprehensive income	66,065	68,588
Debt instrument at fair value through other comprehensive income	4,010,272	2,394,323
Equity instruments at fair value through other comprehensive income	482	483
Investments in associates and other companies	10,177	32,003
Intangible assets	73,389	66,923
Property, plant, and equipment	252,346	253,586
Right of use assets	155,987
Current taxes	11,648
Deferred taxes	451,388	397,515
Other assets	1,439,146	991,216
TOTAL ASSETS	50,574,714	39,132,512
LIABILITIES
Deposits and other demand liabilities	10,297,432	8,741,417
Cash items in process of being cleared	198,248	163,043
Obligations under repurchase agreements	380,055	48,545
Time deposits and other time liabilities	13,192,817	13,067,819
Financial derivative contracts	7,390,654	2,517,728
Interbank borrowings	2,519,818	1,788,626
Issued debt instruments	9,500,723	8,115,233
Other financial liabilities	226,358	215,400
Lease liabilities	158,494
Current taxes		8,093
Deferred taxes	99,157	15,470
Provisions	326,130	305,271
Other liabilities	2,806,325	900,407
TOTAL LIABILITIES	47,096,211	35,887,052
Attributable to the shareholders of the Bank:
Capital	891,303	891,303
Reserves	2,122,742	1,923,022
Valuation adjustments	(8,856)	11,353
Retained earnings
Retained earnings from prior years	(39,683)	(43,114)
Income for the year	619,091	595,333
Minus: Provision for mandatory dividends	(185,727)	(178,600)
Retained earnings	393,681	373,619
Attributable to the shareholders of the Bank	3,398,870	3,199,297
Non-controlling interest	79,633	46,163
TOTAL EQUITY	3,478,503	3,245,460
TOTAL LIABILITIES AND EQUITY	$ 50,574,714	$ 39,132,512